Assets Classified As Held For Sale And Liabilities Directly Associated With Assets Classified As Held For Sale	12 Months Ended
Dec. 31, 2014
Assets Classified As Held For Sale And Liabilities Directly Associated With Assets Classified As Held For Sale
(9)	ASSETS CLASSIFIED AS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE

In 2012, the Group management initiated a plan to sell LDK Solar Hi-Tech (Hefei) Co., Ltd. (“LDK HF”), a wholly owned PRC subsidiary of LDK Solar CO., Ltd.. As of December 31, 2012, all the criteria pursuant to ASC 360-10-45 have been met for this asset group to be classified as assets held for sale.

The Group management determined that carrying value of assets classified as held for sale was lower than its fair value less cost to sell. Therefore, a loss of US$74,178 was recognized for the write-down to fair-value less cost to sell during the year ended December 31, 2012.

On April 12, 2013, the Group signed an agreement to sell and transfer all of the Group’s equity interest in LDK HF to Hefei High Tech Industrial Development Social Service Corporation (“HF SSC”), an affiliate of the Hefei City government, for approximately RMB 121,000 (US$19,251). As a result, the Group recorded a loss of US$3,422 in 2013 upon the completion of the sale, which is included in “Others, net” in the consolidated statements of operations.